Statutory Reserves and Restricted Net Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retained Earnings Adjustments [Line Items]
Percentage of after tax profit allocated to general reserve	10.00%
Percentage of Reserve in respect of registered capital	50.00%
Appropriations to statutory reserves	$ 1,795	$ 3,961	$ 1,570
Aggregate amounts of capital and statutory reserves restricted	$ 134,264	$ 131,921